Consolidated Statements Of Equity - USD ($) $ in Thousands	Ordinary Share Capital [Member]	Additional Paid-In Capital [Member]	Treasury Share [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Retained Earnings [Member]	AerCap Holdings N.V. Shareholders' Equity [Member]	Non-Controlling Interest [Member]	Total
Balance at Dec. 31, 2013	$ 1,199	$ 934,024		$ (9,890)	$ 1,500,039	$ 2,425,372	$ 3,860	$ 2,429,232
Balance, shares at Dec. 31, 2013	113,783,799
ILFC Transaction	$ 1,347	4,556,294				4,557,641	77,047	4,634,688
ILFC Transaction, shares	97,560,976
Dividends paid							(187)	(187)
Share-based compensation		68,152				68,152		68,152
Ordinary shares issued, net of tax withholdings	$ 13	(843)				(830)		(830)
Ordinary shares issued, net of tax withholdings, shares	973,516
Total other comprehensive income (loss)				2,995	810,447	813,442	(1,949)	811,493
Balance at Dec. 31, 2014	$ 2,559	5,557,627		(6,895)	2,310,486	7,863,777	78,771	7,942,548
Balance, shares at Dec. 31, 2014	212,318,291
Dividends paid							(367)	(367)
Repurchase of shares			$ (761,228)			(761,228)		(761,228)
Share cancellation	$ (111)	(474,467)	474,578
Share cancellation, shares	(9,698,588)
Share-based compensation		100,162				100,162		100,162
Ordinary shares issued, net of tax withholdings	$ 9	(156,329)	140,338		(17,084)	(33,066)		(33,066)
Ordinary shares issued, net of tax withholdings, shares	791,504
Total other comprehensive income (loss)				588	1,178,730	1,179,318	(1,558)	1,177,760
Balance at Dec. 31, 2015	$ 2,457	5,026,993	(146,312)	(6,307)	3,472,132	8,348,963	76,846	8,425,809
Balance, shares at Dec. 31, 2015	203,411,207
Dividends paid							(11,915)	(11,915)
Repurchase of shares			(965,982)			(965,982)		$ (965,982)
Share cancellation	$ (175)	(577,967)	578,142
Share cancellation, shares	(15,563,862)							(15,563,862)
Share-based compensation		102,843				102,843		$ 102,843
Ordinary shares issued, net of tax withholdings		(46,850)	44,060		(9,755)	(12,545)		(12,545)
Total other comprehensive income (loss)				4,538	1,046,630	1,051,168	(7,114)	1,044,054
Balance at Dec. 31, 2016	$ 2,282	$ 4,505,019	$ (490,092)	$ (1,769)	$ 4,509,007	$ 8,524,447	$ 57,817	$ 8,582,264
Balance, shares at Dec. 31, 2016	187,847,345